Note 11 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Schedule of Goodwill [Table Text Block]
	Commercial Real Estate Services	Residential Real Estate Services	Property Services	Consolidated

Balance, December 31, 2011	$150,715	$158,942	$85,830	$395,487
Goodwill acquired during the period	2,667	2,074	155	4,896
Other items	(243)	(227)	-	(470)
Foreign exchange	2,169	462	101	2,732
Balance, December 31, 2012	155,308	161,251	86,086	402,645
Goodwill acquired during the period	65,517	3,293	-	68,810
Goodwill disposed during the period	-	-	(37,195)	(37,195)
Other items	-	(217)	-	(217)
Foreign exchange	(5,116)	(1,449)	(300)	(6,865)
Balance, December 31, 2013	215,709	162,878	48,591	427,178
Goodwill	245,292	162,878	48,591	456,761
Accumulated impairment loss	(29,583)	-	-	(29,583)
	$215,709	$162,878	$48,591	$427,178